Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at March 31, 2023 and December 31, 2022 include the following:

	2023	2022
	$	$
Trade receivables	38,187	29,128
Accrued revenues	3,898	3,288
Tax credits receivable	2,854	3,054
Interest receivable	498	1,662
Other receivables	44	395
	45,481	37,527